Shareholder Report, Holdings (Details)	Aug. 31, 2026
T-REX 2X LONG MSTR DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	93.27%
T-REX 2X LONG MSTR DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
T-REX 2X LONG MSTR DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	3.24%
T-REX 2X LONG MSTR DAILY TARGET ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
T-REX 2X LONG MSTR DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG MSTR DAILY TARGET ETF | Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
T-REX 2X INVERSE MSTR DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	100.51%
T-REX 2X INVERSE MSTR DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Total Investments	(5.74%)
T-REX 2X INVERSE MSTR DAILY TARGET ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	5.23%
T-REX 2X INVERSE MSTR DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
T-REX 2X LONG NFLX DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	74.58%
T-REX 2X LONG NFLX DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Total Investments	13.26%
T-REX 2X LONG NFLX DAILY TARGET ETF | Other Assets Net of Liabilities [Member]
Holdings [Line Items]
Percent of Total Investments	12.16%
T-REX 2X LONG NFLX DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG SBET DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Total Investments	113.18%
T-REX 2X LONG SBET DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Total Investments	(5.95%)
T-REX 2X LONG SBET DAILY TARGET ETF | Liabilities in Excess of Other Assets [Member]
Holdings [Line Items]
Percent of Total Investments	(9.62%)
T-REX 2X LONG SBET DAILY TARGET ETF | Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	2.39%
T-REX 2X LONG SBET DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%

[1]	Less than 0.005%
[2]	Less than 0.005%